Organization and Principal Activities - Schedule of Condensed Consolidated Statements of Operation Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Income (loss) before income tax expenses		¥ (458,265)	$ (66,442)	¥ 259,519	¥ 1,032,528
Share of loss from equity method investments		(520)	(76)	379,207	28,414
Net income (loss)		(486,656)	$ (70,559)	583,499	884,158
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Third-party revenues		8,937,121		10,897,479	10,738,074
Total cost and expenses	[1]	(9,161,422)		(10,789,307)	(10,477,605)
Others, net		55,551		195,202	82,469
Income (loss) before income tax expenses		(168,750)		303,374	342,938
Income tax expenses		(6,801)		(50,374)	(76,394)
Share of loss from equity method investments		(520)		(37)	(817)
Net income (loss)		¥ (176,071)		¥ 252,963	¥ 265,727

[1]	For the years ended December 31, 2020, 2021 and 2022, VIE service fees were charged by the
WFOE and other subsidiaries to the VIEs amounting to RMB7,543 million, RMB8,664 million and RMB6,863 million, respectively, which were settled as occurred.